COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

Capital expenditure commitments

The Company was committed to incur capital expenditures of $41.5 million and $16.1 million at September 30, 2021, and December 31, 2020, respectively. Commitments outstanding as of September 30, 2021, are expected to be settled during 2021 and 2022.

Capital lease commitments

The Company leases certain hydraulic fracturing equipment under capital leases that expire between 2021 and 2023. The leases have terms ranging from 24-36 months and imputed interest rates between 4.3%-6.5% per annum. As of September 30, 2021, and December 31, 2020, the total recorded liability for these capital leases was $9.5 million and $25.5 million, respectively, with $7.5 million and $22.3 million, respectively, classified as a short-term obligation within Other current liabilities account and $2.0 million and $3.2 million, respectively, classified as long-term obligations within Other liabilities account in the Condensed Consolidated Balance Sheets. Total interest expense incurred on these capital leases was $0.1 million, $0.4 million, $0.4 million and $1.2 million for the quarter ended September 30, 2021, the quarter ended September 30, 2020, the year-to-date period ended September 30, 2021, and the year-to-date period ended September 30, 2020, respectively, in the Condensed Consolidated Interim Statement of Operations. Depreciation of assets held under these capital leases is included within depreciation expense.

The Company also leases certain equipment in Egypt under capital leases that expire between 2021 and 2024. These capital leases were acquired in the SAPESCO Business Combination (Note 4). As of September 30, 2021, and December 31, 2020, the total recorded liability for these capital leases was $2.5 million and $3.0 million, respectively, with $0.8 million and $0.7 million, respectively, classified as a short-term obligation within Other current liabilities account and $1.7 million and $2.3 million, respectively, classified as a long-term obligation within Other liabilities account in the Condensed Consolidated Balance Sheets. Total interest expense incurred on these capital leases was $0.2 million, $0.2 million, $0.4 million and $0.2 million for the quarter ended September 30, 2021, the quarter ended September 30, 2020, the year-to-date period ended September 30, 2021, and the year-to-date period ended September 30, 2020, respectively, in the Condensed Consolidated Interim Statement of Operations. Depreciation of assets held under these capital leases is included within depreciation expense.

The Company also leases certain basecamp equipment in Saudi Arabia under a capital lease that expires in 2023 and an imputed interest rate of 2.5% per annum. As of September 30, 2021, and December 31, 2020, the total recorded liability for this capital lease was $29.0 million and $0.0 (zero) million, respectively, with $13.2 million and $0.0 (zero) million, respectively, classified as a short-term obligation within Other current liabilities account and $15.8 million and $0.0 (zero) million, respectively, classified as a long-term obligations within Other liabilities account in the Condensed Consolidated Balance Sheets. The long-term obligation includes a bargain purchase option of $11.3 million at the end of the lease term. Total interest expense incurred on these capital leases was $0.2 million, $0.0 (zero) million, $0.3 million and $0.0 (zero) million for the quarter ended September 30, 2021, the quarter ended September 30, 2020, the year-to-date period ended September 30, 2021, and the year-to-date period ended September 30, 2020, respectively, in the Condensed Consolidated Interim Statement of Operations. Depreciation of assets held under these capital leases is included within depreciation expense.

Future minimum lease payments and future interest payments under non-cancellable equipment capital leases at September 30, 2021 and December 31, 2020, respectively, are payable as follows (in US$ thousands):

	As of September 30, 2021			As of December 31, 2020
	Future Minimum Lease Payments	Future Interest Payments	Total Payments	Future Minimum Lease Payments	Future Interest Payments	Total Payments
2021	$13,072	$810	$13,882	$22,500	$1,524	$24,024
2022	12,154	915	13,069	3,236	453	3,689
2023	15,383	255	15,638	1,810	174	1,984
2024	440	21	461	438	21	459
2025	-	-	-	-	-	-
Thereafter	-	-	-	-	-	-
Total	$41,049	$2,001	$43,050	$27,984	$2,172	$30,156

Operating lease commitments

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at September 30, 2021 and December 31, 2020, respectively, are payable as follows (in US$ thousands):

	September 30, 2021	December 31, 2020
2021	$1,346	$21,665
2022	2,988	2,814
2023	2,072	1,998
2024	1,413	2,003
2025	632	1,355
Thereafter	3,468	3,413
Total	$11,919	$33,248

The Company recorded rental expense of $34.9 million, $34.9 million, $115.2 million and $103.8 million for the quarter ended September 30, 2021, the quarter ended September 30, 2020, the year-to-date period ended September 30, 2021, and the year-to-date period ended September 30, 2020, respectively, in the Condensed Consolidated Interim Statement of Operations.

Other commitments

The Company purchases certain property, plant, and equipment using seller-provided installment financing with payment terms extending to 24 months. The amounts due to the vendors at September 30, 2021, and December 31, 2020, were $12.3 million and $15.2 million, respectively. As of September 30, 2021, the Company recorded $12.3 million in Accounts payable for amounts due using seller-provided installment financing. As of December 31, 2020, the Company recorded $11.4 million, $0.6 million, and $3.2 million in Accounts payable, Short-term borrowings, and Other current liabilities, respectively, in the Condensed Consolidated Balance Sheet, for amounts due using seller-provided installment financing.

The Company had outstanding letters of credit amounting to $22.9 million and $16.9 million as of September 30, 2021, and December 31, 2020, respectively.

In the normal course of business with customers, vendors and others, the Company has entered into off-balance sheet arrangements, such as surety bonds for performance, and other bank issued guarantees which totaled $107.2 million and $101.5 million as of September 30, 2021, and December 31, 2020, respectively. The Company has also entered into cash margin guarantees totaling $4.2 million and $3.4 million at September 30, 2021, and December 31, 2020, respectively. A liability is accrued when a loss is both probable and can be reasonably estimated. None of the off-balance sheet arrangements either has, or is likely to have, a material effect on the Company’s condensed consolidated interim financial statements.

As of September 30, 2021, and December 31, 2020, the Company had liabilities of $2.0 million and $4.0 million, respectively, on the Condensed Consolidated Balance Sheet included in the line item “Other liabilities,” reflecting various liabilities associated with the 2014 acquisition of NPS Bahrain by NPS Holdings Limited.

Legal proceedings

The Company is involved in certain legal proceedings which arise in the ordinary course of business and the outcomes of which are currently subject to uncertainties and therefore the probability of a loss, if any, being sustained and an estimate of the amount of any loss are difficult to ascertain. Consequently, it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of these disputes. The Company is contesting these claims/disputes and the Company’s management currently believes that it is not required to recognize a provision because they are not probable or reasonably estimable and any impacts are not expected to have a material impact on the Company’s business, financial condition, results of operations, or liquidity.